Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 04, 2023
Entity Registrant Name	SEI Institutional Investments Trust
Entity Central Index Key	0000939934
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 04, 2023
Document Effective Date	Oct. 04, 2023
Prospectus Date	Sep. 30, 2023
SIIT Opportunistic Income Fund | SIIT Opportunistic Income Fund - Class A
Prospectus:
Trading Symbol	ENIAX
SIIT HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A
Prospectus:
Trading Symbol	SGYAX
SIIT LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Prospectus:
Trading Symbol	LDRAX
SIIT Dynamic Asset Allocation Fund | SIIT Dynamic Asset Allocation Fund - Class A
Prospectus:
Trading Symbol	SDLAX
SIIT Multi-Asset Real Return Fund | SIIT Multi-Asset Real Return Fund - Class A
Prospectus:
Trading Symbol	SEIAX